FAIR VALUE MEASUREMENTS - (Details) - USD ($)	3 Months Ended			9 Months Ended
	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019
Fair value			$ 18,084
Increase in liability		$ 34,683
Changes in fair value		(2,441)		$ 54,316
Derivative Liabilities
Fair value	$ 54,316	$ 50,326		$ 54,316
Increase in liability	4,650		$ 18,084
Changes in fair value	$ (660)